-----------------------------
                                                   OMB APPROVAL
                                                   -----------------------------
                                                   OMB Number: 3235-0570

                                                   Expires: September 30, 2007

                                                   Estimated average burden
                                                   hours per response: 19.4
                                                   -----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number    811-10529
                                   -----------------------------------

                                  The GKM Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  11150 Santa Monica Boulevard, Suite 850   Los Angeles, California    23226
--------------------------------------------------------------------------------
               (Address of principal executive offices)              (Zip code)

                                 Timothy J. Wahl

 GKM Advisers, LLC  11150 Santa Monica Blvd., Suite 850   Los Angeles, CA 90025
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (310) 268-2605
                                                     ----------------------

Date of fiscal year end:        July 31, 2005
                          ----------------------------------

Date of reporting period:       July 31, 2005
                          ----------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.   REPORTS TO STOCKHOLDERS.


================================================================================
   --------------------------------------------------------------------------



                          [GRAPHIC OMITTED]
                                 GKM
                                     GKM FUNDS




                                GKM GROWTH FUND











                                 ANNUAL REPORT
                                 JULY 31, 2005






   --------------------------------------------------------------------------
================================================================================

GKM GROWTH FUND
================================================================================
                                                                  September 2005

Dear Shareholders:

As we close our third full fiscal year, I would like to thank you for joining us as shareholders of the GKM Growth Fund. All of us at GKM Advisers continue to share a common goal - helping our clients realize their financial objectives through the long-term compounding of capital.

GKM GROWTH FUND PERFORMANCE AND SUMMARY
---------------------------------------

For the fiscal year ended July 31, 2005, the GKM Growth Fund and the Standard & Poor's 500 Index each advanced 14.1%. For the three years ending July 31, 2005, the Fund achieved an average annual gain of 13.7% versus the S&P 500 Index average annual return of 12.6%.

Through the first eight months of 2005, the Dow Jones Industrial Average and the NASDAQ Composite have each shown a decline for the year while the Oil and Gas and Utility sectors of the Dow Jones Industrial Average are up over 30% and 15%, respectively. This is the second consecutive year that the top performing sectors of the equity markets are Energy and Utilities. While the Energy and Utility industries have recently outperformed more traditional growth industries, the GKM Growth Fund has no holdings in either sector as of July 31, 2005, as our goal remains to find and own the best companies within the areas of the economy that we believe will show continuous and robust growth over many years. Commodity-type stocks tend to go up and down, sometimes in quite volatile fashion, while not typically being within the most attractive growth areas over the long haul. Our largest sector concentrations currently are Information Technology (34%), Healthcare (23%), and Industrials (17%).

Morningstar, Inc., a mutual fund rating service, categorizes the GKM Growth Fund as a Large Cap Growth Fund. We are growth managers who measure a company's success by its ability to generate long-term earnings growth. After five consecutive years of growth stocks lagging value stocks, growth may likely play some catch-up over the next few years. Not only has value outperformed growth, but small and mid capitalization companies have significantly outperformed large caps. The average market cap for the GKM Growth Fund is approximately $30 billion. The median market cap of our holdings is just over $10 billion. Even though our growth style and company market capitalization has not been in favor, we have outperformed our benchmark, the S & P 500, dating back to the Fund's inception on December 28, 2001. After five years of large cap growth underperformance, we are now observing increasing value in the established, growing companies that we believe can continue to grow their top and bottom lines for the foreseeable future.

In today's ever-changing and increasingly competitive financial marketplace, knowledge is power. The age of information has inundated consumers with more information than could have been imagined even ten years ago. But simply having more information does not necessarily mean investors have more knowledge. Our Fund's low portfolio turnover and consistent long-term growth are the result of a disciplined approach to investing, exhaustive research and many decades of investment experience (knowledge). For the twelve months ending July 31, 2005, our portfolio turnover ratio remained quite low at 11%, compared to the average portfolio turnover ratio for large-cap growth funds in excess of 100%, as reported by Morningstar. This means that the average large-cap growth fund essentially turns over its entire portfolio annually.

Our combination of low turnover and consistent investment returns is not achievable unless you buy high quality, growing companies at reasonable prices and limit your mistakes with those selections.

Another core discipline of the GKM Growth Fund is our acute attention to risk control. Our primary means of controlling risk comes through diversification. We manage risk by diversifying on three different levels. We attempt to mitigate specific stock risk by owning over eighty stocks, mitigate sector risk by owning eight of the ten S&P industry sectors and diversifying among small, medium and large capitalization companies. Of course, we believe the most effective strategy to control risk is to simply buy high-quality growing businesses that we hope to own forever and buy them at prices when they are reasonably valued.

MARKET AND ECONOMIC  OUTLOOK
----------------------------

The recession and recovery phases of the current cycle are behind us. The economy has created four million jobs over the past two years and the unemployment rate has fallen to a five-year low. The Federal Reserve has been steadily removing the accommodative monetary policy that has been in place over the past few years. Even with rising interest rates and near $70 per barrel oil, consumers continue to spend thanks to government fiscal (spending) stimulus, overall job growth and rising household incomes. The U.S. economy expanded at more than a 3% rate in each of the last nine quarters with third quarter 2005 GDP expected to grow in excess of 3%, even after the effects of hurricane Katrina. In our view, with balance sheets at their strongest in many decades, Corporate America is well positioned to significantly increase spending as firms have had dramatic profit growth and excellent cash flow.

Ever-higher oil prices act like a tax on the consumer that can derail economic recoveries. The drag of rising energy prices also complicates monetary policy as the heady pace of GDP growth may slow as inflation increases. The stagflation scenario, slowing economic growth combined with increasing rates of inflation, is what the economy experienced during the energy crises of the mid 1970's and early 1980's. For now, inflation appears stable as core measures of inflation have increased by less than 2 1/2% over the last 12 months and 10-year treasury rates are back down around 4%.

The stock market abhors uncertainty and currently the economic indicators are pointing in conflicting directions leading to abrupt shifts in market psychology. When things are going well for the economy, very few believe that they will ever go bad; when things are going badly, people have a hard time believing they will ever improve. We remain confident in the strength of capitalism, our economy, and common stocks remaining the asset class of choice for the long-term growth of capital.

We welcome the opportunity to speak with you, our shareholders, should you have any questions or comments regarding the GKM Growth Fund. Please feel free to contact us via our web site at www.gkmadvisers.com or give us a call at (888) 456-9518.

Sincerely,

Timothy J. Wahl, CPA
President and Co-Portfolio Manager
GKM Advisers

GKM GROWTH FUND
PERFORMANCE INFORMATION
JULY 31, 2005 (UNAUDITED)
================================================================================

          COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN
                     GKM GROWTH FUND AND THE S&P 500 INDEX


                               [GRAPHIC OMITTED]


                 GKM Growth Fund                   S&P 500 Index
                 ---------------                   -------------

           12/28/2001         10,000         12/28/2001         10,000
            1/31/2002          9,800          1/31/2002          9,744
            4/30/2002          9,700          4/30/2002          9,315
            7/31/2002          8,560          7/31/2002          7,918
           10/31/2002          8,620         10/31/2002          7,729
            1/31/2003          8,510          1/31/2003          7,501
            4/30/2003          9,130          4/30/2003          8,075
            7/31/2003          9,780          7/31/2003          8,761
           10/31/2003         10,700         10/31/2003          9,337
            1/31/2004         11,350          1/31/2004         10,095
            4/30/2004         11,100          4/30/2004          9,922
            7/31/2004         11,030          7/31/2004          9,915
           10/31/2004         11,650         10/31/2004         10,216
            1/31/2005         12,210          1/31/2005         10,723
            4/30/2005         11,600          4/30/2005         10,551
            7/31/2005         12,580          7/31/2005         11,308


Past performance is not predictive of future performance.



          -----------------------------------------------------------

                         AVERAGE ANNUAL TOTAL RETURNS*
                       (FOR PERIODS ENDED JULY 31, 2005)

                                       1 Year   Since Inception**
                                       ------   ---------------
            GKM Growth Fund            14.05%        6.60%
            S&P 500                    14.05%        3.48%

          -----------------------------------------------------------

* The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

** Initial public offering of shares was December 28, 2001.

GKM GROWTH FUND
PORTFOLIO INFORMATION
JULY 31, 2005 (UNAUDITED)
================================================================================

INDUSTRY CONCENTRATION VS. THE S&P 500 INDEX


                          [GRAPHIC OMITTED]

                           GKM Growth Fund        S&P 500 Index
                           ---------------        -------------

Energy                          0.0%                  9.0%
Materials                       5.4%                  3.0%
Industrials                    17.2%                 11.1%
Consumer Discretionary         12.1%                 11.7%
Consumer Staples                3.7%                 10.1%
Health Care                    22.8%                 13.2%
Financials                      2.6%                 19.9%
Information Technology         33.5%                 15.4%
Telecommunication Services      2.7%                  3.2%
Utilities                       0.0%                  3.4%



TOP 10 HOLDINGS
                                                               % OF
          SECURITY DESCRIPTION                              NET ASSETS
          ---------------------------------------------    ------------
          Scotts Miracle-Gro Company (The) - Class A           2.6%
          Microsoft Corporation                                2.5%
          Google, Inc.                                         2.4%
          Medtronic, Inc.                                      2.2%
          Harman International Industries, Inc.                2.1%
          Trimble Navigation Ltd.                              2.1%
          Bausch & Lomb, Inc.                                  2.0%
          Bed, Bath & Beyond, Inc.                             1.8%
          Men's Warehouse, Inc. (The)                          1.7%
          International Business Machines Corporation          1.7%

GKM FUNDS
GKM GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2005
================================================================================
ASSETS
  Investments in securities:
    At acquisition cost ......................................   $ 28,315,501
                                                                 ============

    At value (Note 1) ........................................   $ 35,838,210
  Dividends receivable .......................................          7,099
  Receivable for capital shares sold .........................          2,212
  Other assets ...............................................            249
                                                                 ------------
      Total Assets ...........................................     35,847,770
                                                                 ------------

LIABILITIES
  Bank overdraft .............................................          5,085
  Accrued investment advisory fees (Note 3) ..................         33,031
  Accrued trustees' fees .....................................          1,750
                                                                 ------------
      Total Liabilities ......................................         39,866
                                                                 ------------

NET ASSETS ...................................................   $ 35,807,904
                                                                 ============

Net assets consist of:
  Paid-in capital ............................................   $ 29,244,652
  Accumulated net realized losses from security transactions .       (959,457)
  Net unrealized appreciation on investments .................      7,522,709
                                                                 ------------
Net assets ...................................................   $ 35,807,904
                                                                 ============

Shares of beneficial interest outstanding (unlimited number of
  shares authorized, no par value) ...........................      2,845,953
                                                                 ============

Net asset value, redemption price and offering price per share
  (Note 1) ...................................................   $      12.58
                                                                 ============


See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2005
================================================================================
INVESTMENT INCOME
  Dividends (Net of foreign tax of $3,910) ...................   $    322,509
                                                                 ------------

EXPENSES
  Investment advisory fees (Note 3) ..........................        401,093
  Trustees' fees .............................................          2,993
                                                                 ------------
    TOTAL EXPENSES ...........................................        404,086
                                                                 ------------

NET INVESTMENT LOSS ..........................................        (81,577)
                                                                 ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
  Net realized losses from security transactions .............       (498,312)
  Net change in unrealized appreciation/depreciation on
    investments ..............................................      4,179,319
                                                                 ------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS .............      3,681,007
                                                                 ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ...................   $  3,599,430
                                                                 ============

See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
=====================================================================================
                                                           YEAR            YEAR
                                                           ENDED           ENDED
                                                       JULY 31, 2005   JULY 31, 2004
-------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment loss ..............................   $    (81,577)   $   (107,951)
  Net realized losses from security transactions ...       (498,312)       (222,103)
  Net change in unrealized appreciation/
    depreciation on investments ....................      4,179,319       2,140,164
                                                       ------------    ------------
Net increase in net assets resulting from operations      3,599,430       1,810,110
                                                       ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ........................     11,738,195       8,075,822
  Payments for shares redeemed .....................     (2,181,964)     (1,188,383)
                                                       ------------    ------------
Net increase in net assets from
  capital share transactions .......................      9,556,231       6,887,439
                                                       ------------    ------------

TOTAL INCREASE IN NET ASSETS .......................     13,155,661       8,697,549

NET ASSETS
  Beginning of year ................................     22,652,243      13,954,694
                                                       ------------    ------------
  End of year ......................................   $ 35,807,904    $ 22,652,243
                                                       ============    ============


UNDISTRIBUTED NET INVESTMENT INCOME ................   $       --      $       --
                                                       ============    ============


CAPITAL SHARE ACTIVITY
  Sold .............................................        976,173         733,367
  Redeemed .........................................       (183,095)       (107,194)
                                                       ------------    ------------
  Net increase in shares outstanding ...............        793,078         626,173
  Shares outstanding, beginning of year ............      2,052,875       1,426,702
                                                       ------------    ------------
  Shares outstanding, end of year ..................      2,845,953       2,052,875
                                                       ============    ============

See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
FINANCIAL HIGHLIGHTS
=======================================================================================================================
                                               Per Share Data and Ratios for a Share Outstanding Throughout Each Period
=======================================================================================================================
                                               YEAR                YEAR               YEAR                PERIOD
                                               ENDED               ENDED              ENDED               ENDED
                                              JULY 31,            JULY 31,           JULY 31,           JULY 31,
                                                2005                2004               2003               2002(a)
=======================================================================================================================
Net asset value at beginning of period ..   $       11.03      $        9.78      $        8.56      $       10.00
                                            -------------      -------------      -------------      -------------

Income (loss) from investment operations:
  Net investment loss ...................           (0.03)             (0.05)             (0.04)             (0.01)
  Net realized and unrealized gains
    (losses) on investments .............            1.58               1.30               1.26              (1.43)
                                            -------------      -------------      -------------      -------------
 Total from investment operations .......            1.55               1.25               1.22              (1.44)
                                            -------------      -------------      -------------      -------------

Net asset value at end of period ........   $       12.58      $       11.03      $        9.78      $        8.56
                                            =============      =============      =============      =============

Total return ............................           14.05%             12.78%             14.25%            (14.40)%(b)
                                            =============      =============      =============      =============

Net assets at end of period .............   $  35,807,904      $  22,652,243      $  13,954,694      $   7,240,624
                                            =============      =============      =============      =============

Ratio of expenses to average net assets .            1.41%              1.42%              1.43%              1.46%(c)

Ratio of net investment loss to
  average net assets ....................           (0.28%)            (0.56%)            (0.49%)            (0.72%)(c)

Portfolio turnover rate .................              11%                 8%                 5%                 1%(c)

(a) Represents the period from the commencement of operations (December 28, 2001) through July 31, 2002.

(b)  Not annualized.

(c)  Annualized.

See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 2005
================================================================================
  SHARES     COMMON STOCKS -- 100.1%                                  VALUE
--------------------------------------------------------------------------------
             AIR FREIGHT AND COURIERS -- 2.4%
      5,300  FedEx Corporation ................................... $   445,677
      5,700  United Parcel Service, Inc. - Class B ...............     415,929
                                                                   -----------
                                                                       861,606
                                                                   -----------
             BANKS -- 0.5%
      2,800  Wells Fargo & Company ...............................     171,752
                                                                   -----------

             BIOTECHNOLOGY -- 5.1%
      5,300  Amgen, Inc.* ........................................     422,675
     11,400  Covance, Inc.* ......................................     564,870
      9,500  Dionex Corporation* .................................     438,520
      2,200  Genzyme Corporation* ................................     163,702
     11,600  ID Biomedical Corporation* ..........................     237,336
                                                                   -----------
                                                                     1,827,103
                                                                   -----------
             CHEMICALS -- 4.7%
      9,500  International Flavors & Fragrances, Inc. ............     360,240
     11,800  Scotts Miracle-Gro Company (The) - Class A* .........     925,120
      6,300  Sigma-Aldrich Corporation ...........................     404,208
                                                                   -----------
                                                                     1,689,568
                                                                   -----------

             COMMERCIAL SERVICES AND SUPPLIES -- 6.5%
      3,300  Automatic Data Processing, Inc. .....................     146,553
     12,700  Ecolab, Inc. ........................................     426,466
      5,500  Graco, Inc. .........................................     210,265
     12,700  Manpower, Inc. ......................................     607,060
     11,700  Pitney Bowes, Inc. ..................................     521,586
     14,700  Waste Management, Inc. ..............................     413,364
                                                                   -----------
                                                                     2,325,294
                                                                   -----------

             COMMUNICATIONS EQUIPMENT -- 3.2%
     21,100  Corning, Inc.* ......................................     401,955
     13,700  QUALCOMM, Inc. ......................................     541,013
     19,500  Tellabs, Inc.* ......................................     189,540
                                                                   -----------
                                                                     1,132,508
                                                                   -----------
             COMPUTERS AND PERIPHERALS -- 3.5%
     11,600  Intergraph Corporation* .............................     441,148
      7,400  International Business Machines Corporation .........     617,604
      3,100  Lexmark International, Inc. - Class A* ..............     194,370
                                                                   -----------
                                                                     1,253,122
                                                                   -----------
             DIVERSIFIED FINANCIALS -- 2.2%
      5,300  Bear Stearns Companies, Inc. (The) ..................     541,183
      2,200  Lehman Brothers Holdings, Inc. ......................     231,286
                                                                   -----------
                                                                       772,469
                                                                   -----------

GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2005
================================================================================
  SHARES     COMMON STOCKS -- 100.1% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
             DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 1.7%
     37,200  Nokia Corporation - ADR ............................. $   593,340
                                                                   -----------

             ELECTRICAL EQUIPMENT -- 2.1%
     18,900  Trimble Navigation Ltd.* ............................     736,344
                                                                   -----------

             ELECTRONIC EQUIPMENT AND INSTRUMENTS -- 8.3%
     10,600  Diebold, Inc. .......................................     526,608
     40,000  Flextronics International Ltd.* .....................     541,600
      8,400  Garmin Ltd. .........................................     461,076
      8,600  Harman International Industries, Inc. ...............     739,170
     24,800  LoJack Corporation* .................................     473,680
     20,000  Symbol Technologies, Inc. ...........................     232,800
                                                                   -----------
                                                                     2,974,934
                                                                   -----------
             FOOD AND DRUG RETAILING -- 2.3%
     10,500  Sysco Corporation ...................................     378,630
      3,200  Whole Foods Market, Inc. ............................     436,832
                                                                   -----------
                                                                       815,462
                                                                   -----------
             FOOD PRODUCTS -- 0.7%
      4,200  Hershey Foods Corporation ...........................     268,254
                                                                   -----------

             HEALTH CARE EQUIPMENT AND SUPPLIES -- 9.4%
      8,600  Bausch & Lomb, Inc. .................................     727,990
     12,700  Henry Schein, Inc.* .................................     548,259
     14,700  Medtronic, Inc. .....................................     792,918
     10,500  Patterson Companies, Inc.* ..........................     468,300
     16,000  STERIS Corporation* .................................     434,720
      7,500  Stryker Corporation .................................     405,675
                                                                   -----------
                                                                     3,377,862
                                                                   -----------
             HEALTH CARE PROVIDERS AND SERVICES -- 1.2%
      8,800  UnitedHealth Group, Inc. ............................     460,240
                                                                   -----------

             HOTELS, RESTAURANTS & LEISURE -- 2.7%
      7,200  Harrah's Entertainment, Inc. ........................     566,928
     15,900  Hilton Hotels Corporation ...........................     393,525
                                                                   -----------
                                                                       960,453
                                                                   -----------
             INDUSTRIAL CONGLOMERATES -- 2.6%
      7,300  3M Company ..........................................     547,500
     10,800  General Electric Company ............................     372,600
                                                                   -----------
                                                                       920,100
                                                                   -----------

GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2005
================================================================================
  SHARES     COMMON STOCKS -- 100.1% (CONTINUED)                     VALUE
--------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY CONSULTING
             AND SERVICES -- 2.6%
     17,900  Accenture Ltd. - Class A* ........................... $   448,216
      9,500  Affiliated Computer Services, Inc. - Class A* .......     474,715
                                                                   -----------
                                                                       922,931
                                                                   -----------
             INTERNET SOFTWARE AND SERVICES -- 4.3%
     20,000  Cisco Systems, Inc.* ................................     383,000
      3,000  Google, Inc. - Class A* .............................     863,280
     11,700  VeriSign, Inc.* .....................................     307,827
                                                                   -----------
                                                                     1,554,107
                                                                   -----------
             MACHINERY -- 2.4%
      2,600  Caterpillar, Inc. ...................................     140,166
      2,000  Ingersoll-Rand Company Ltd. - Class A ...............     156,340
     18,100  Pall Corporation ....................................     560,557
                                                                   -----------
                                                                       857,063
                                                                   -----------
             MEDIA -- 3.9%
     13,500  Comcast Corporation - Class A* ......................     414,855
     10,300  McGraw-Hill Companies, Inc. (The) ...................     473,903
     10,500  Meredith Corporation ................................     519,750
                                                                   -----------
                                                                     1,408,508
                                                                   -----------
             METALS AND MINING -- 0.7%
      4,500  Nucor Corporation ...................................     249,525
                                                                   -----------

             PERSONAL PRODUCTS -- 0.7%
      5,500  Alberto-Culver Company ..............................     248,160
                                                                   -----------

             PHARMACEUTICALS -- 6.9%
     11,700  Abbott Laboratories .................................     545,571
     27,400  deCODE genetics, Inc.* ..............................     268,520
      7,800  Eli Lilly and Company ...............................     439,296
      3,200  Johnson & Johnson ...................................     204,672
     11,600  Novartis AG - ADR ...................................     565,036
      1,000  Roche Holding Ltd. - Sponsored ADR ..................      68,000
     12,600  Teva Pharmaceutical Industries Ltd. - ADR ...........     395,640
                                                                   -----------
                                                                     2,486,735
                                                                   -----------
             SEMICONDUCTOR EQUIPMENT AND PRODUCTS -- 3.8%
     33,000  Applied Materials, Inc. .............................     609,180
     13,700  Intel Corporation ...................................     371,818
      7,400  Intersil Corporation - Class A ......................     143,338
      7,400  Texas Instruments, Inc. .............................     235,024
                                                                   -----------
                                                                     1,359,360
                                                                   -----------

GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2005
================================================================================
  SHARES     COMMON STOCKS -- 100.1% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
             SOFTWARE -- 7.8%
     19,000  Adobe Systems, Inc. ................................. $   563,160
     21,200  Citrix Systems, Inc.* ...............................     505,196
      2,200  Electronic Arts, Inc.* ..............................     126,720
     35,000  Microsoft Corporation ...............................     896,350
     20,000  Oracle Corporation* .................................     271,600
     10,500  SAP AG - Sponsored ADR ..............................     449,610
                                                                   -----------
                                                                     2,812,636
                                                                   -----------
             SPECIALTY RETAIL -- 4.6%
     13,700  Bed Bath & Beyond, Inc.* ............................     628,830
     17,250  Men's Wearhouse, Inc. (The)* ........................     620,310
     13,700  PETsMART, Inc. ......................................     407,575
                                                                   -----------
                                                                     1,656,715
                                                                   -----------
             TEXTILES AND APPAREL -- 0.9%
      3,700  Nike, Inc. - Class B ................................     310,060
                                                                   -----------

             TRADING COMPANIES AND DISTRIBUTORS -- 1.3%
      7,300  Grainger (W.W.), Inc. ...............................     454,936
                                                                   -----------

             WIRELESS TELECOMMUNICATIONS SERVICES -- 1.1%
     12,700  Amdocs Ltd.* ........................................     377,063
                                                                   -----------

             TOTAL COMMON STOCKS -- 100.1% (Cost $28,315,501)..... $35,838,210

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%)......     (30,306)
                                                                   -----------

             NET ASSETS -- 100.0%................................. $35,807,904
                                                                   ===========


* Non-income producing security

ADR - American Depositary Receipt

See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
JULY 31, 2005
================================================================================
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The GKM Growth Fund (the "Fund") is a diversified series of The GKM Funds (the "Trust"), an open-end management investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 2, 2001. The public offering of shares of the Fund commenced on December 28, 2001.

The  investment  objective  of the Fund is long term capital  appreciation.

The following is a summary of the Fund's significant accounting policies:

SECURITIES VALUATION - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

SHARE VALUATION - The net asset value of the Fund's shares is calculated at the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each day that the Trust is open for business. The net asset value is calculated by dividing the value of the Fund's total assets, minus liabilities, by the total number of shares outstanding. The offering price and redemption price per share is equal to the net asset value per share.

SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income and net capital gains, if any, are declared and paid annually in December. The amount of distributions from net investment income and net realized gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. There were no distributions for the years ended July 31, 2005 and July 31, 2004.

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

GKM FUNDS
GKM GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provisions for income taxes have been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of July 31, 2005:

--------------------------------------------------------------------------------
Cost of portfolio investments ................................   $ 28,315,501
                                                                 ============
Gross unrealized appreciation ................................   $  8,064,161
Gross unrealized depreciation ................................       (541,452)
                                                                 ------------
Net unrealized appreciation ..................................   $  7,522,709
Capital loss carryforwards ...................................       (492,421)
Post-October losses ..........................................       (467,036)
                                                                 ------------
Total distributable earnings .................................   $  6,563,252
                                                                 ============
--------------------------------------------------------------------------------
As of July 31, 2005, the Fund had capital loss carryforwards of $492,421, of which $2,590 expires July 31, 2011, $341,864 expires July 31, 2012 and $147,967 expires July 31, 2013. In addition, the Fund had net realized capital losses of $467,036 during the period November 1, 2004 through July 31, 2005, which are treated for federal income tax purposes as arising during the Fund's tax year ending July 31, 2006. These capital loss carryforwards and "post-October" losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

For the year ended July 31, 2005, the Fund reclassified net investment losses of $81,577 against paid-in-capital on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between financial statement and income tax reporting requirements, has no effect on the Fund's net assets or net asset value per share.

2. INVESTMENT TRANSACTIONS

During the year ended July 31, 2005, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $13,050,619 and $3,225,248 respectively.

GKM FUNDS
GKM GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

3. TRANSACTIONS WITH AFFILIATES

A Trustee and certain officers of the Trust are affiliated with the Adviser or Ultimus Fund Solutions, LLC ("Ultimus"), the Fund's administrator, transfer agent and fund accounting agent.

Under the terms of the Management Agreement between the Trust and the Adviser, the Adviser serves as the investment adviser to the Fund. For its services, the Fund pays the Adviser an investment management fee at the annual rate of 1.40% of the Fund's average daily net assets. The Adviser pays all of the operating expenses of the Fund except brokerage, taxes, borrowing costs, fees and expenses of non-interested trustees, extraordinary expenses and distribution and/or service related expenses incurred pursuant to Rule 12b-1 under the Investment Company Act of 1940 (if any).

The Trust has entered into mutual fund services agreements with Ultimus, pursuant to which Ultimus provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursing, and recordkeeping services. The fees payable to Ultimus are paid by the Adviser (not the Fund).

The Trust has entered into a Distribution Agreement with Ultimus Fund Distributors, LLC (the "Distributor"), pursuant to which the Distributor provides distribution services to the Fund and serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The fees payable to the Distributor are paid by the Adviser (not the Fund).

4. CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

GKM FUNDS
GKM GROWTH FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
================================================================================
To the Shareholders and Board of Trustees
The GKM Funds
Los Angeles, California

We have audited the accompanying statement of assets and liabilities of GKM Growth Fund (a series of shares of The GKM Funds), including the portfolio of investments, as of July 31, 2005, and the related statement of operations, the statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended July 31, 2004 and the financial highlights for each of the two years in the period then ended and for the period December 28, 2001 through July 31, 2002 have been audited by other auditors, whose report dated August 27, 2004 expressed an unqualified opinion on such financial statement and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2005 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of GKM Growth Fund as of July 31, 2005, the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.


                                            /s/ Briggs, Bunting & Dougherty, LLP

Philadelphia, Pennsylvania
September 1, 2005

GKM FUNDS
GKM GROWTH FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================
We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you will incur ongoing costs, consisting of management fees and trustees fees and expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period, from February 1, 2005 to July 31, 2005.

The table below illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but uses the Fund's actual expense ratio. In this case, because the return used is not the Fund's actual return, the hypothetical account values and expenses shown may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge any sales loads.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

GKM FUNDS
GKM GROWTH FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
(CONTINUED)
================================================================================
GKM GROWTH FUND
--------------------------------------------------------------------------------

                                    BEGINNING         ENDING
                                 ACCOUNT VALUE    ACCOUNT VALUE   EXPENSES PAID
                                FEBRUARY 1, 2005  JULY 31, 2005   DURING PERIOD*
--------------------------------------------------------------------------------
Based on Actual Fund Return ....   $1,000.00        $1,030.30         $7.10
Based on Hypothetical 5% Return
  (before expenses) ............   $1,000.00        $1,017.80         $7.05
--------------------------------------------------------------------------------
* Expenses are equal to GKM Growth Fund's annualized expense ratio of 1.41% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).



OTHER INFORMATION (UNAUDITED)
================================================================================
A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-GKM-9518, or on the Securities and Exchange Commission's (the "SEC") website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-GKM-9518, or on the SEC's website at HTTP://WWW.SEC.GOV.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-888-GKM-9518. Furthermore, you may obtain a copy of the filing on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

GKM FUNDS
GKM GROWTH FUND
INFORMATION REGARDING TRUSTEES AND OFFICERS
(UNAUDITED)
================================================================================
Overall responsibility for management of the Fund rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The officers have been elected for an annual term. The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

---------------------------------------------------------------------------------------------
NAME, AGE AND ADDRESS                 POSITION(S) HELD WITH TRUST      LENGTH OF TIME SERVED
---------------------------------------------------------------------------------------------
Darrin F. DelConte                              Trustee                 Since December 2001
11150 Santa Monica Blvd., Suite 850
Los Angeles, CA  90025
Year of Birth:  1966
---------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATIONS                 NUMBER OF PORTFOLIOS IN FUND      OTHER DIRECTORSHIPS
DURING PAST 5 YEARS                   COMPLEX OVERSEEN BY TRUSTEE         HELD BY TRUSTEE
---------------------------------------------------------------------------------------------
Darrin F. DelConte is Executive                    1                          None
Vice President of Pacific Marine
Maintenance Co. (a marine
maintenance company).
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
NAME, AGE AND ADDRESS                 POSITION(S) HELD WITH TRUST      LENGTH OF TIME SERVED
---------------------------------------------------------------------------------------------
Nicholas G. Tonsich                             Trustee                 Since December 2001
11150 Santa Monica Blvd., Suite 850
Los Angeles, CA  90025
Year of Birth:  1961
---------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATIONS                 NUMBER OF PORTFOLIOS IN FUND      OTHER DIRECTORSHIPS
DURING PAST 5 YEARS                   COMPLEX OVERSEEN BY TRUSTEE         HELD BY TRUSTEE
---------------------------------------------------------------------------------------------
Nicholas G. Tonsich is a partner in                1                            None
Glaser, Tonsich and Brajevich LLP
(a law firm).
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
NAME, AGE AND ADDRESS                 POSITION(S) HELD WITH TRUST      LENGTH OF TIME SERVED
---------------------------------------------------------------------------------------------
Brian D. Horner                                 Trustee                  Since January 2005
11150 Santa Monica Blvd., Suite 850
Los Angeles, CA  90025
Year of Birth:  1961
---------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATIONS                 NUMBER OF PORTFOLIOS IN FUND      OTHER DIRECTORSHIPS
DURING PAST 5 YEARS                   COMPLEX OVERSEEN BY TRUSTEE         HELD BY TRUSTEE
---------------------------------------------------------------------------------------------
Brian D. Horner is Chairman of                     1                           None
Venture West Funding, Inc. (a
mortgage brokerage firm).
---------------------------------------------------------------------------------------------


                                                                                           19

GKM FUNDS
GKM GROWTH FUND
INFORMATION REGARDING TRUSTEES AND OFFICERS
(UNAUDITED) (CONTINUED)
=============================================================================================
The  following  table  provides  information  regarding  each  Trustee who is an  "interested person" of the Trust,  as defined in the Investment  Company Act of 1940, and  each executive officer of the Trust.
---------------------------------------------------------------------------------------------
NAME, AGE AND ADDRESS                 POSITION(S) HELD WITH TRUST      LENGTH OF TIME SERVED
---------------------------------------------------------------------------------------------
Timothy J. Wahl1  President and                 Trustee                  Since October 2001
11150 Santa Monica Blvd., Suite 850
Los Angeles, CA  90025
Year of Birth:  1965
---------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATIONS                 NUMBER OF PORTFOLIOS IN FUND       OTHER DIRECTORSHIPS
DURING PAST 5 YEARS                   COMPLEX OVERSEEN BY TRUSTEE        HELD BY TRUSTEE
---------------------------------------------------------------------------------------------
Timothy J. Wahl is President, Director             1                          None
and Investment Committee Member
of GKM Advisers, LLC.  From January
2000 to July 2003, President and
Investment Committee Member of
GKM Advisors, Inc.
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
NAME, AGE AND ADDRESS                 POSITION(S) HELD WITH TRUST      LENGTH OF TIME SERVED
---------------------------------------------------------------------------------------------
David L. Kahn                                 Secretary and             Since October 2001
11150 Santa Monica Blvd., Suite 850    Chief Compliance Officer
Los Angeles, CA  90025
Year of Birth:  1957
Secretary
---------------------------------------------------------------------------------------------
                                                                        OTHER DIRECTORSHIPS
PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                                 HELD BY TRUSTEE
---------------------------------------------------------------------------------------------
David L. Kahn is Operations Manager of GKM Advisers, LLC.                     N/A
From January 2000 to July 2003, Branch Manager with Gerard
Klauer Mattison & Co., Inc. (broker-dealer).
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
NAME, AGE AND ADDRESS                 POSITION(S) HELD WITH TRUST      LENGTH OF TIME SERVED
---------------------------------------------------------------------------------------------
Robert G. Dorsey                            Vice President              Since December 2001
225 Pictoria Drive, Suite 450
Cincinnati, OH  45246
Year of Birth:  1957
---------------------------------------------------------------------------------------------
                                                                        OTHER DIRECTORSHIPS
PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                                 HELD BY TRUSTEE
---------------------------------------------------------------------------------------------
Robert G. Dorsey is a Managing Director of Ultimus Fund                       N/A
Solutions, LLC and Ultimus Fund Distributors, LLC.
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
NAME, AGE AND ADDRESS                 POSITION(S) HELD WITH TRUST      LENGTH OF TIME SERVED
---------------------------------------------------------------------------------------------
Mark J. Seger                                  Treasurer                Since December 2001
225 Pictoria Drive, Suite 450
Cincinnati, OH  45246
Year of Birth:  1962
---------------------------------------------------------------------------------------------
                                                                        OTHER DIRECTORSHIPS
PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                                 HELD BY TRUSTEE
---------------------------------------------------------------------------------------------
Mark J. Seger is a Managing Director of Ultimus Fund                          N/A
Solutions, LLC and Ultimus Fund Distributors, LLC.
---------------------------------------------------------------------------------------------
1 Mr. Wahl is an "interested person" of the Trust because he is an officer  of the  Trust and of the Adviser.

Additional information about members  of the Board  of Trustees and the executive officers is available in the Statement of Additional Information (SAI). To obtain a free copy of the SAI, please call 1-888-GKM-9518.

GKM FUNDS
GKM GROWTH FUND
CHANGE IN INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM (UNAUDITED)
================================================================================
On March 24, 2005, Tait, Weller & Baker resigned as independent registered public accounting firm of the Trust, and Briggs, Bunting & Dougherty, LLP was selected as the Trust's new independent registered public accounting firm. The Trust's selection of Briggs, Bunting & Dougherty, LLP as its independent registered public accounting firm was approved by the Trust's audit committee and by the Trust's Board of Trustees.

Tait, Weller & Baker's reports on the Fund's financial statements for the fiscal years ended July 31, 2004 and 2003 did not contain an adverse opinion or a disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal years, and through the date of Tait, Weller & Baker's resignation, there were no disagreements between the Trust and Tait, Weller & Baker on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of Tait, Weller & Baker, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years.

================================================================================
   --------------------------------------------------------------------------




                                GKM FUNDS

                                INVESTMENT ADVISER
                                GKM Advisers, LLC
                                11150 Santa Monica Boulevard
                                Suite 850
                                Los Angeles, California  90025

                                ADMINISTRATOR
                                Ultimus Fund Solutions, LLC
                                225 Pictoria Drive
                                Suite 450
                                Cincinnati, OH  45246
                                1.888.GKM.9518

                                CUSTODIAN
                                US Bank, N.A.
                                425 Walnut Street
                                Cincinnati, Ohio  45202

                                BOARD OF TRUSTEES
                                Darrin F. DelConte
                                Brian D. Horner
                                Nicholas G. Tonsich
                                Timothy J. Wahl

                                OFFICERS
                                Timothy J. Wahl, President
                                Robert G. Dorsey, Vice President
                                David L. Kahn, CCO and Secretary
                                Mark J. Seger, Treasurer


   --------------------------------------------------------------------------
================================================================================

ITEM 2.   CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the members have sufficient financial expertise to address any issues that are likely to come before the committee. It was the consensus of the audit committee members that it is not necessary at the present time for the committee to seek to recruit an additional trustee who would qualify as an audit committee financial expert. It was the view of the committee that, if novel issues ever arise, the committee will consider hiring an expert to assist it as needed.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $12,000 with respect to the registrant's fiscal year ended July 31, 2005. The aggregate fees billed for professional services rendered by the registrant's former principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with the statutory and regulatory filings or engagements were $9,500 with respect to the registrant's fiscal year ended July 31, 2004.

     (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

     (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $1,500 with respect to the registrant's fiscal year ended July 31, 2005. The aggregate fees billed for professional services rendered by the registrant's former principal accountant for tax compliance, tax advice, and tax planning were $1,500 with respect to the registrant's fiscal year ended July 31, 2004. The services comprising these fees are the preparation of the registrant's federal income and excise tax returns.

     (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

     (e)(1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) During the fiscal year ended July 31, 2005, aggregate non-audit fees of $1,500 were billed by the registrant's accountant for services rendered to the registrant. During the fiscal year ended July 31, 2004, aggregate non-audit fees of $1,500 were billed by the registrant's former accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

     (h) The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.   SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.   PORTFOLIO  MANAGERS OF  CLOSED-END  MANAGEMENT  INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto





Exhibit 99.CODE ETH       Code of Ethics

Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The GKM Funds
             ---------------------------------------------------------

By (Signature and Title)*    /s/ Timothy J. Wahl
                           -------------------------------------------

                           Timothy J. Wahl, President

Date          September 21, 2005
      ------------------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)*    /s/ Timothy J. Wahl
                           -------------------------------------------

                           Timothy J. Wahl, President

Date          September 21, 2005
      ------------------------------------------




By (Signature and Title)*    /s/ Mark J. Seger
                           -------------------------------------------

                           Mark J. Seger, Treasurer

Date          September 21, 2005
      ------------------------------------------



* Print the name and title of each signing officer under his or her signature.